Summary of Significant Accounting Policies - Merger (Details)			12 Months Ended
	Jan. 10, 2017	Jan. 10, 2017	Dec. 31, 2018
Colony NorthStar | Class A Common Stock
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio	1.4663	1.4663	1.4663